Operating Segments and Geographic Information	12 Months Ended
Dec. 27, 2014
Segment Reporting [Abstract]
Operating Segments and Geographic Information [Text Block]
Note 26: Operating Segments and Geographic Information
Our operating segments in effect as of December 27, 2014 include:

• Client Computing Group	• All other
• Data Center Group	• Non-Volatile Memory Solutions Group
• Internet of Things Group	• New Devices Group
• Software and services operating segments
• McAfee
• Software and Services Group
During the first quarter of 2015, we combined the PC Client Group and Mobile and Communications Group to create the Client Computing Group (CCG). This change in our organizational structure reflects our strategy to address all aspects of the client computing market segment and utilize our intellectual property to offer compelling customer solutions. All prior-period amounts have been retrospectively adjusted to reflect the way we internally manage and monitor segment performance starting in fiscal year 2015 and includes other minor reorganizations.
The Chief Operating Decision Maker (CODM) is our CEO. The CODM allocates resources to and assesses the performance of each operating segment using information about its revenue and operating income (loss).
We manage our business activities primarily based on a product segmentation basis. CCG and Data Center Group (DCG) are our reportable operating segments. Internet of Things Group and the aggregated "software and services operating segments," as shown in the preceding operating segment list, do not meet the quantitative thresholds to qualify as reportable operating segments; however, we have elected to disclose the results of these non-reportable operating segments. Our Non-Volatile Memory Solutions Group and New Devices Group operating segments do not meet the quantitative thresholds to qualify as reportable segments and their combined results are included within the "all other" category.
Revenue for our reportable and aggregated non-reportable operating segments is primarily related to the following product lines:

•
Client Computing Group. Includes platforms designed for the notebook (including Ultrabook™ devices), 2 in 1 systems, the desktop (including all-in-ones and high-end enthusiast PCs), tablets, and smartphones; wireless and wired connectivity products; as well as mobile communication components.

•	Data Center Group. Includes server, network, and storage platforms designed for the enterprise, cloud, communications infrastructure, and technical computing segments.

•
Internet of Things Group. Includes platforms designed for embedded market segments, including retail, transportation, industrial, and buildings and home, along with a broad range of other market segments.

•
Software and services operating segments. Includes software products for endpoint security, network and content security, risk and compliance, and consumer and mobile security from our McAfee business, and software products and services that promote Intel architecture as the platform of choice for software development.

We have sales and marketing, manufacturing, engineering, finance, and administration groups. Expenses for these groups are generally allocated to the operating segments, and the expenses are included in the following operating results.
The "all other" category includes revenue, expenses, and charges such as:

•	results of operations from our Non-Volatile Memory Solutions Group and New Devices Group;

•	amounts included within restructuring and asset impairment charges;

•	a portion of employee benefits, compensation, and other expenses not allocated to the operating segments;

•	divested businesses for which discrete operating results are not regularly reviewed by our CODM;

•	results of operations of start-up businesses that support our initiatives, including our foundry business; and

•	acquisition-related costs, including amortization and any impairment of acquisition-related intangibles and goodwill.
The CODM does not evaluate operating segments using discrete asset information. Based on the interchangeable nature of our manufacturing and assembly and test assets, most of the related depreciation expense is not directly identifiable within our operating segments, as it is included in overhead cost pools and subsequently absorbed into inventory as each product passes through our manufacturing process. As our products are then sold across multiple operating segments, it is impracticable to determine the total depreciation expense included as a component of each operating segment’s operating income (loss) results. Operating segments do not record inter-segment revenue. We do not allocate gains and losses from equity investments, interest and other income, or taxes to operating segments. Although the CODM uses operating income to evaluate the segments, operating costs included in one segment may benefit other segments. Except for these differences, the accounting policies for segment reporting are the same as for Intel as a whole.
Net revenue and operating income (loss) for each period were as follows:

(In Millions)	2014	2013	2012
Net revenue:
Client Computing Group	$34,872	$34,645	$36,479
Data Center Group	14,387	12,163	11,219
Internet of Things Group	2,142	1,801	1,600
Software and services operating segments	2,216	2,188	2,072
All other	2,253	1,911	1,971
Total net revenue	55,870	52,708	53,341

Operating income (loss):
Client Computing Group	10,323	8,708	11,433
Data Center Group	7,390	5,456	5,029
Internet of Things Group	583	532	266
Software and services operating segments	81	57	27
All other	(3,030)	(2,462)	(2,117)
Total operating income	$15,347	$12,291	$14,638

In 2014, Hewlett-Packard Company accounted for 18% of our net revenue (17% in 2013 and 18% in 2012), Dell Inc. accounted for 16% of our net revenue (15% in 2013 and 14% in 2012), and Lenovo Group Limited accounted for 12% of our net revenue (12% in 2013 and 11% in 2012). The majority of the revenue from these customers was from the sale of platforms and other components by the CCG and DCG operating segments.
A substantial majority of our revenue in the CCG and DCG operating segments is generated from the sale of platforms.
Net revenue by country for the three years ended December 27, 2014 is based on the billing location of the customer. Revenue from unaffiliated customers for each period was as follows:

(In Millions)	2014	2013	2012
Singapore	$11,573	$10,997	$12,622
China (including Hong Kong)	11,197	9,890	8,299
United States	9,828	9,091	8,348
Taiwan	8,955	8,888	9,327
Japan	2,776	3,725	4,303
Other countries	11,541	10,117	10,442
Total net revenue	$55,870	$52,708	$53,341

Revenue from unaffiliated customers outside the U.S. totaled $46.0 billion in 2014 ($43.6 billion in 2013 and $45.0 billion in 2012).
Net property, plant and equipment by country at the end of each period was as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013	Dec 29, 2012
United States	$24,020	$23,624	$20,542
Ireland	5,433	2,986	1,523
Israel	1,957	2,667	3,389
Other countries	1,828	2,151	2,529
Total property, plant and equipment, net	$33,238	$31,428	$27,983

Net property, plant and equipment outside the U.S. totaled $9.2 billion as of December 27, 2014 ($7.8 billion as of December 28, 2013 and $7.4 billion as of December 29, 2012).